INTANGIBLE ASSETS, NET (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 263	1,634	659	353